Investments in affiliated companies	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
(9)	Investments in affiliated companies

The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2015 and the carrying amounts as of December 31, 2014:

	December	December 31, 2015
	31, 2014 RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note c)	51,724	60,391	26.53%
Shanghai Sailing Xili Equity Investment Fund LLP (note g)	152,910	143,749	50.80%
Tongmei Yingli New Energy Industry Co., Ltd. (note h)	30,000	30,347	30.00%
Shandong Hi-speed Yingli New Energy Co., Ltd. (note j)	—	16,985	35.00%
Solariant Portfolio Two Godo Kaisha (note i)	7,782	27,401	37.50%
Others	12,000	13,597	various

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note d)	11,875	11,875	10.00%
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note f)	150,000	150,000	2.97%
Others	7,010	5,376	various
Total	423,301	459,721

The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2013	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2013
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note c)	9,073	51,594	949	—	(9,156)	52,460
Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. (note e)	1,693	—	248	—	—	1,941

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note d)	11,875	—	—	—	—	11,875
Beijing CECEP Badaling Photovoltaic Technology Co., Ltd. (note a)	600	—	—	(600)	—	—
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note f)	150,000	—	—	—	—	150,000
Total	173,241	51,594	1,197	(600)	(9,156)	216,276

	Balances at January 1, 2014	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2014
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note c)	52,460	—	2,335	—	(3,071)	51,724
Yingli Shuntong (Beijing) International Freight Agency Co., Ltd. (note e)	1,941	—	—	(1,941)	—	—
Shanghai Sailing Xili Equity Investment Fund LLP (note g)	—	153,000	(90)	—	—	152,910
Tongmei Yingli New Energy Industry Co., Ltd.(note h)		30,000				30,000
Solariant Portfolio Two Godo Kaisha (note i)		7,782				7,782
Others	—	12,000	—	—	—	12,000

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note d)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note f)	150,000	—	—	—	—	150,000
Others	—	7,010	—	—	—	7,010
Total	216,276	209,792	2,245	(1,941)	(3,071)	423,301

	Balances at January 1, 2015	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2015
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note c)	51,724	—	8,413	—	254	60,391
Shanghai Sailing Xili Equity Investment Fund LLP (note g)	152,910	—	(9,161)	—	—	143,749
Tongmei Yingli New Energy Industry Co., Ltd. (note h)	30,000		347			30,347
Shandong Hi-speed Yingli New Energy Co., Ltd (note j).		17,500	(428)		(87)	16,985
Solariant Portfolio Two Godo Kaisha (note i)	7,782	20,580			(961)	27,401
Others	12,000	1,597		—		13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note d)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note f)	150,000	—	—	—	—	150,000
Others	7,010	2,921	—	(4,555)	—	5,376
Total	423,301	42,598	(829)	(4,555)	(794)	459,721

(a)
In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing CECEP Badaling Green Photovoltaic Technology Co., Ltd. (“Beijing Badaling”). Yingli China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.  In May 2013, the Company withdrew its investment from Beijing Badaling and received cash in the amount of RMB 600 (US$ 97).

(b)
The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011. In 2013, 2014 and 2015, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil and no further loss was recognized as of December 31, 2013, 2014 and 2015.

(c)
In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method.

(d)
In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

(e)
In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Yingli Shuntong (Beijing) International Freight Agency Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. As of December 31, 2013, the investment is accounted for under equity method. In December 2014, Yingli Beijing disposed all its equity interest in Shuntong Wuliu to Tianjin Yingli Bubalus Logistics Co., Ltd., a related party of the Company. The total consideration was RMB 1,941 and no gain or loss arose from this transaction.

(f)
In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd.. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.

(g)
In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 (US$ 23,619) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method.

(h)
In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment is accounted for under equity method.

(i)
  In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB 7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors made also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. Based on the agreements, consideration of 37.5% of equity interest of SPC owned by Yingli Japan was JPY1,287,600 (RMB 67,086 equivalent). The consideration was based on the fair value of SPC. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of PY 815,700 (RMB42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets.

(j)
In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% equity interest. The investment is accounted for under equity method.